Capital - Summary of Retained Earnings (Accumulated Deficit) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Subclassifications Of Assets Liabilities And Equities [Abstract]
Unappropriated retained earnings (accumulated deficit)	₩ 13,962	₩ (94)	₩ (16,477)